Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 4,848	$ 5,579
Cost of revenue	2,599	3,725
Gross Profit	2,249	1,854
Sales and Marketing	1,255	1,831
Research and Development	1,202	2,052
General and Administrative	5,471	3,925
Impairment of Acquired Intangible Assets	286	70
Operating Expenses	8,214	7,878
Loss from Operations	(5,965)	(6,024)
Other Income (Expense)
Interest Expense, Related Party	(454)	(331)
Interest Expense, Debt	(274)	(22)
Other Income, net	918	2,096
Income (Loss) Attributable to Parent, before Tax, Total	(5,775)	(4,281)
Income Tax Expense (Benefit)	4	0
Net loss	$ (5,779)	$ (4,281)
Loss Per Share, Basic and Diluted [Abstract]
Net loss per share basic and diluted	$ (0.98)	$ (1.59)
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,884,555	2,692,510